Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Advantage Large Cap Income ETF
BlackRock Enhanced Short-Term Bond ETF
BlackRock Future Financial and Technology ETF
BlackRock Future Health ETF
BlackRock Future U.S. Themes ETF
BlackRock Large Cap Core ETF
BlackRock Large Cap Growth ETF
BlackRock Large Cap Value ETF
BlackRock Long-Term U.S. Equity ETF
BlackRock U.S. Equity Factor Rotation ETF
BlackRock U.S. Industry Rotation ETF
BlackRock ETF Trust II
BlackRock Flexible Income ETF
BlackRock AAA CLO ETF
BlackRock High Yield Muni Income Bond ETF
BlackRock Total Return ETF
BlackRock Floating Rate Loan ETF
BlackRock Short-Term California Muni Bond ETF
BlackRock Intermediate Muni Income Bond ETF
BlackRock High Yield ETF
iShares U.S. ETF Trust
BlackRock Short Duration Bond ETF
BlackRock Short Maturity Municipal Bond ETF
BlackRock Ultra Short-Term Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock U.S. Equity Factor Rotation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock U.S. Equity Factor Rotation ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Future Health ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Future Health ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | Blackrock Future U.S. Themes ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Future U.S. Themes ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Future Financial and Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Future Financial and Technology ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Large Cap Value ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Advantage Large Cap Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Advantage Large Cap Income ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Large Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Large Cap Core ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock U.S. Industry Rotation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock U.S. Industry Rotation ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Enhanced Short-Term Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Enhanced Short-Term Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Long-Term U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Long-Term U.S. Equity ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust | BlackRock Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust
BlackRock Large Cap Growth ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock High Yield Muni Income Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock High Yield Muni Income Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock Intermediate Muni Income Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock Intermediate Muni Income Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock Floating Rate Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock Floating Rate Loan ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock AAA CLO ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock AAA CLO ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock Flexible Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock Flexible Income ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock Short-Term California Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock Short-Term California Muni Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock Total Return ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock Total Return ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock ETF Trust II | BlackRock High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock ETF Trust II
BlackRock High Yield ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | BlackRock Short Duration Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares U.S. ETF Trust
BlackRock Short Duration Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | BlackRock Ultra Short-Term Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares U.S. ETF Trust
BlackRock Ultra Short-Term Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | BlackRock Short Maturity Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares U.S. ETF Trust
BlackRock Short Maturity Municipal Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 6, 2024 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund
Effective October 10, 2024, each Fund’s name will be changed as set out in the following table and all references to each Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with references to the Fund’s new name.

Ticker	Current Fund Name	New Fund Name
BALI	BlackRock Advantage Large Cap Income ETF	iShares Advantage Large Cap Income ETF
CSHP	BlackRock Enhanced Short-Term Bond ETF	iShares Enhanced Short-Term Bond Active ETF
BPAY	BlackRock Future Financial and Technology ETF	iShares FinTech Active ETF
BMED	BlackRock Future Health ETF	iShares Health Innovation Active ETF
BTHM[1]	BlackRock Future U.S. Themes ETF	iShares U.S. Thematic Rotation Active ETF
BLCR	BlackRock Large Cap Core ETF	iShares Large Cap Core Active ETF
BGRO	BlackRock Large Cap Growth ETF	iShares Large Cap Growth Active ETF
[1]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Future U.S. Themes ETF will change from “BTHM” to “THRO”.

Ticker	Current Fund Name	New Fund Name
BLCV	BlackRock Large Cap Value ETF	iShares Large Cap Value Active ETF
BELT	BlackRock Long-Term U.S. Equity ETF	iShares Long-Term U.S. Equity Active ETF
DYNF	BlackRock U.S. Equity Factor Rotation ETF	iShares U.S. Equity Factor Rotation Active ETF
INRO	BlackRock U.S. Industry Rotation ETF	iShares U.S. Industry Rotation Active ETF
BINC	BlackRock Flexible Income ETF	iShares Flexible Income Active ETF
CLOA	BlackRock AAA CLO ETF	iShares AAA CLO Active ETF
HYMU	BlackRock High Yield Muni Income Bond ETF	iShares High Yield Muni Income Active ETF
BRTR	BlackRock Total Return ETF	iShares Total Return Active ETF
BRLN	BlackRock Floating Rate Loan ETF	iShares Floating Rate Loan Active ETF
CALY[2]	BlackRock Short-Term California Muni Bond ETF	iShares Short-Term California Muni Active ETF
INMU	BlackRock Intermediate Muni Income Bond ETF	iShares Intermediate Muni Income Active ETF
BRHY	BlackRock High Yield ETF	iShares High Yield Active ETF
NEAR	BlackRock Short Duration Bond ETF	iShares Short Duration Bond Active ETF
MEAR	BlackRock Short Maturity Municipal Bond ETF	iShares Short Maturity Municipal Bond Active ETF
ICSH	BlackRock Ultra Short-Term Bond ETF	iShares Ultra Short-Term Bond Active ETF
[2]	Effective October 10, 2024, together with the name change, the ticker for BlackRock Short-Term California Muni Bond ETF will change from “CALY” to “CALI”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.